COMMON STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nonvested Options
Number of Options Nonvested, Granted	1,396,026
2019 [Member]
Options Outstanding
Number of Options/Warrants Outstanding, Beginning	1,356,157	198,402
Number of Options Outstanding, Granted	135,000	1,300,000
Number of Options Outstanding, Forfeited/expired	(81,157)	(142,245)
Number of Options/Warrants Outstanding, Ending	1,410,000	1,356,157
Number of Options Outstanding, Exercisable Ending	976,667	489,490
Weighted Average Exercise Price, Beginning	$ 0.31	$ 10.40
Weighted Average Exercise Price, Granted	0.15	0.25
Weighted Average Exercise Price, Forfeited/expired	1.17	9.05
Weighted Average Exercise Price, Ending	0.24	0.31
Weighted Average Exercise Price, Exercisable Ending	$ 0.24	$ 0.29
Weighted Average Remaining Contractual Term in Years, Beginning	9 years 9 months 18 days	8 months 12 days
Weighted Average Remaining Contractual Term in Years, Granted	9 years 2 months 12 days	10 years 2 months 12 days
Weighted Average Remaining Contractual Term in Years, Ending	9 years 2 months 12 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	9 years 2 months 12 days	9 years 1 month 6 days
Nonvested Options
Number of Options Nonvested, Beginning	866,667	18,719
Number of Options Nonvested, Granted	135,000	1,300,000
Number of Options Nonvested, Vested	(568,334)	(452,052)
Number of Options Nonvested, Ending	433,333	866,667
Weighted Average grant date Fair Value Nonvested, Beginning	$ 0.13	$ 10.40
Weighted Average grant date Fair Value Granted	0.15	0.13
Weighted Average grant date Fair Value Vested	0.13	0.31
Weighted Average grant date Fair Value Nonvested, Ending	$ 0.13	$ 0.13
Weighted Average Remaining Years to vest Nonvested, Begining	1 year 7 months 6 days	8 months 12 days
Weighted Average Remaining Years to vest Nonvested, Ending	1 year 7 months 6 days	7 months 6 days